Transactions with Related Parties - Statement of Operations (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Voyage Revenues	$ 368,447	$ 311,764	$ 268,236
Voyage expenses	(117,165)	(103,211)	(30,012)
Contract termination fees and other	0	(33,293)	(41,339)
General and administrative expenses:
Rent	0	0	(41)
Amortization of CEO stock based compensation	(11,093)	(11,424)	(13,299)
Sigma and Blue Fin pool
Voyage Revenues	44	5,306	27,306
Cardiff/ Cardiff Drilling
Service Revenues, net	16,826	10,786	6,193
TMS Tankers
Voyage expenses	(2,002)	(1,483)	(507)
General and administrative expenses:
Management fees	(8,548)	(8,362)	(5,151)
TMS Bulkers
Voyage expenses	(2,754)	(2,619)	(3,166)
Gain on sale of assets - commissions	0	(710)	(1,180)
General and administrative expenses:
Management fees	(29,176)	(27,803)	(26,518)
Cardiff Tankers
Voyage expenses	(2,002)	(1,423)	(166)
Fabiana Services S.A.
General and administrative expenses:
Consultancy fees	(4,595)	(3,593)	(4,397)
Vivid Finance Limited
General and administrative expenses:
Consultancy fees	(16,242)	(18,056)	(14,201)
Azara Services S.A.
General and administrative expenses:
Consultancy fees	(9,000)	(5,000)	0
Basset Holding Inc.
General and administrative expenses:
Consultancy fees	(8,191)	(4,200)	(2,676)
Related Party
Contract termination fees and other	0	(23,048)	(300)
Dryships Inc.
General and administrative expenses:
Amortization of CEO stock based compensation	(7,516)	(7,780)	(12,663)
Ocean Rig
General and administrative expenses:
Amortization of CEO stock based compensation	$ (2,316)	$ (1,358)	$ 0